Long-Term Investments	12 Months Ended
Dec. 31, 2024
Long-Term Investments [Abstract]
Long-term investments

Note 10 — Long-term investments

Long-term investments consist of the following:

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	USD
19.0% Investment (1 company in the sales of semiconductor products and related accessories areas)	1,114,030	976,625	135,859
10 % Investment (1 company)	268,422	158,452	22,043
9.0 % Investment (2 company in the AR and virtual reality (“VR”) areas)	8,689,076	8,689,076	1,208,764
5.0 % Investment (23 companies in the AR, VR and digital marketing areas as of December 31, 2023	542,654	539,097	74,995
4.0 % Investment (13 companies in the AR, VR, 3D animation and software areas)	289,369	268,387	37,336
3.5 % Investment (2 companies in the AR and VR areas)	342,948	336,123	46,759
3.0 % Investment (5 companies in the AR, VR and 3D animation areas)	43,867	43,487	6,050
2.0 % Investment (3 companies in the AR, VR, 3D animation and software areas)	25,022	16,616	2,312
1.0 % Investment (12 companies in the AR, VR, 3D animation, hardware and software areas)	185,320	178,011	24,764
Total	11,500,708	11,205,874	1,558,882

During the years ended December 31, 2022, 2023 and 2024, the Company totally made RMB 55,462,670, nil and nil in long-term investments, respectively. For the year ended December 31, 2024, the Company recognized the impairment loss of RMB 157,429 (USD 21,900) for the long-term investment, mainly due to the weak financial conditions recognized of Beijing WIMI’s and Shenzhen Weiyixin’s investments in near periods.